Corporate Income Taxes (Tables)	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Components of income tax provision
(a)	Components of income tax provision

For the year ended October 31 ($ millions)	2022	2021
Provision for income taxes in the Consolidated Statement of Income:

Current income taxes:
Domestic:

Federal	$1,779	$1,105
Provincial	1,190	824
Adjustments related to prior periods	(251)	(27)
Foreign	897	726
Adjustments related to prior periods	(86)	(24)
	3,529	2,604
Deferred income taxes:
Domestic:
Federal	(543)	32
Provincial	(341)	8
Foreign	113	227
	(771)	267
Total provision for income taxes in the Consolidated Statement of Income	$2,758	$2,871
Provision for income taxes in the Consolidated Statement of Changes in Equity:
Current income taxes	$(2,651)	$435
Deferred income taxes	945	(100)
	(1,706)	335
Reported in:
Other Comprehensive Income	(1,671)	341
Retained earnings	(35)	(6)
Other reserves	–	–
Total provision for income taxes in the Consolidated Statement of Changes in Equity	(1,706)	335
Total provision for income taxes	$1,052	$3,206
Provision for income taxes in the Consolidated Statement of Income includes:
Deferred tax expense (benefit) relating to origination/reversal of temporary differences	$(771)	$269
Deferred tax expense (benefit) of tax rate changes	–	(2)
	$(771)	$267

Reconciliation to Statutory Tax Rate
(b)	Reconciliation to statutory rate
Income tax
e
s in the Consolidated Statement of Income vary from the amounts that would be computed by applying the composite federal and provincial statutory income tax rate for the following reasons:

	2022		2021
For the year ended October 31 ($ millions)	Amount	Percent of pre-tax income	Amount	Percent of pre-tax income
Income taxes at Canadian statutory rate	$3,394	26.2%	$3,364	26.2%
Increase (decrease) in income taxes resulting from:
Lower average tax rate applicable to subsidiaries and foreign branches	(375)	(2.9)	(245)	(1.9)
Tax-exempt income from securities	(284)	(2.2)	(236)	(1.8)
Deferred income tax effect of substantively enacted tax rate changes	–	–	(2)	–
Other, net	23	0.2	(10)	(0.1)
Total income taxes and effective tax rate	$2,758	21.3%	$2,871	22.4%

Significant Components of Deferred Tax Assets and Liabilities
(c)	Deferred taxes
Significant components of the Bank’s deferred tax assets and liabilities are as follows:

	Statement of Income		Statement of Financial Position
	For the year ended		As at
October 31 ($ millions)	2022	2021	2022	2021
Deferred tax assets:
Loss carryforwards	$(904)	$52	$1,079	$174
Allowance for credit losses	(17)	405	969	922
Deferred compensation	42	(77)	199	241
Deferred income	192	88	54	254
Property and equipment	(60)	(106)	359	364
Pension and other post-retirement benefits	10	(28)	234	522
Securities	(65)	(21)	433	323
Lease liabilities	(31)	59	946	875
Cash flow hedges	–	–	–	49
Other	(81)	(119)	380	663
Total deferred tax assets	$(914)	$253	$4,653	$4,387
Deferred tax liabilities:
Cash flow hedges	$–	$–	$159	$34
Deferred compensation	(7)	(16)	148	131
Deferred income	(7)	(8)	40	14
Property and equipment	135	94	810	808
Pension and other post-retirement benefits	(12)	(9)	106	97
Securities	(54)	14	236	179
Investment in subsidiaries and associates	(14)	(40)	126	122
Intangible assets	37	53	1,613	1,774
Other	(221)	(102)	612	326
Total deferred tax liabilities	$(143)	$(14)	$3,850	$3,485
Net deferred tax assets (liabilities) (1)	$(771)	$267	$803	$902

(1)
For Consolidated Statement of Financial Position presentation, deferred tax assets and liabilities are assessed by legal entity. As a result, the net deferred tax assets of $803 (2021 – $902) are represented by deferred tax assets of $1,903 (2021 – $2,051), and deferred tax liabilities of $1,100 (2021 – $1,149) on the Consolidated Statement of Financial Position.

Changes to Net Deferred Taxes
The major changes to net deferred taxes were as follows:

For the year ended October 31 ($ millions)	2022	2021
Balance at beginning of year	$902	$1,112
Deferred tax benefit (expense) for the year recorded in income	771	(267)
Deferred tax benefit (expense) for the year recorded in equity	(945)	100
Disposed in divestitures	–	–
Other	75	(43)
Balance at end of year	$803	$902